Fair Value Measurements - Summary of Fair Value Measurement Significant Inputs (Detail)	Dec. 31, 2023 yr
Probability of each scenario [Member] | Scenario one [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Measurement Input	80
Probability of each scenario [Member] | Scenario two [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Measurement Input	15
Probability of each scenario [Member] | Scenario three [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Measurement Input	5
Expected Term (years) [Member] | Scenario one [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Measurement Input	0.25
Expected Term (years) [Member] | Scenario two [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Measurement Input	0.25
Expected Term (years) [Member] | Scenario three [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Measurement Input	0.42
Required market rates of return [Member] | Scenario one [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Measurement Input	15
Required market rates of return [Member] | Scenario two [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Measurement Input	15
Required market rates of return [Member] | Scenario three [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Measurement Input	15